Note 11 - Borrowings - Federal Home Loan Bank Long-term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
2017, amount		$ 2.5
2017, weighted interest rate		1.15%
2018, amount	$ 3.0	$ 3.0
2018, weighted interest rate	1.46%	1.46%
2019, amount	$ 3.0	$ 2.0
2019, weighted interest rate	1.86%	1.95%
2020, amount	$ 2.0	$ 1.0
2020, weighted interest rate	2.00%	2.15%
2021, amount	$ 3.0
2021, weighted interest rate	2.05%
2022, amount	$ 3.0
2022, weighted interest rate	2.18%
2023, amount	$ 3.0
2023, weighted interest rate	2.33%
2024, amount	$ 1.0
2024, weighted interest rate	2.54%
Total FHLB long-term debt, amount	$ 18.0	$ 8.5
Total FHLB long-term debt, weighted interest rate	2.01%	1.56%